Summary of Significant Accounting Policies (Details 9) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 11,234	$ 10,440
Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	31,730	34,869
Israel | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	22,340	23,314
United Kingdom | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	3,281	3,964
United States | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	4,992	6,379
Rest of world | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 1,117	$ 1,212